Other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Par Value	¥ 48,000,000
Bond B [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2017
Category	Equity Instrument
Initial Distribution Rate	5.17%			5.17%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par Value	¥ 2,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 3,283,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 827,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
Yingda Insurance Financing Plan (3rd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2018
Category	Equity Instrument
Initial Distribution Rate	5.79%
Par Value	¥ 890,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
China Life Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2019
Category	Equity Instrument
Initial Distribution Rate	5.05%
Par Value	¥ 2,070,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (1st) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2019
Category	Equity Instrument
Initial Distribution Rate	5.10%
Par Value	¥ 930,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	4.08%		4.08%
Issue Price	¥ 100
Number	20,000,000	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	4.05%		4.05%
Issue Price	¥ 100
Number	20,000,000	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
China Life Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	5.05%
Par Value	¥ 2,260,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (2nd) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	October 2019
Category	Equity Instrument
Initial Distribution Rate	5.10%
Par Value	¥ 1,740,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Issuance Date	November 2019
Category	Equity Instrument
Initial Distribution Rate	4.15%		4.15%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par Value	¥ 2,500,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2019 medium-term notes (4th) [member].
Disclosure of information about other equity instruments [line items]
Issuance Date	November 2019
Category	Equity Instrument
Initial Distribution Rate	4.53%		4.53%
Issue Price	¥ 100
Number	15,000,000	15,000,000
Par Value	¥ 1,500,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None
Bond C
Disclosure of information about other equity instruments [line items]
Issuance Date	March 2020
Category	Equity Instrument
Initial Distribution Rate	3.58%	3.58%
Issue Price	¥ 100
Number	20,000,000	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
Bond D
Disclosure of information about other equity instruments [line items]
Issuance Date	March 2020
Category	Equity Instrument
Initial Distribution Rate	3.85%	3.85%
Issue Price	¥ 100
Number	10,000,000	10,000,000
Par Value	¥ 1,000,000
Initial Period	5 years
Conversion Condition	None
Conversion Result	None
2020 medium-term notes (1st)
Disclosure of information about other equity instruments [line items]
Issuance Date	April 2020
Category	Equity Instrument
Initial Distribution Rate	3.18%	3.18%
Issue Price	¥ 100
Number	30,000,000	30,000,000
Par Value	¥ 3,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
China Life Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Issuance Date	April 2020
Category	Equity Instrument
Initial Distribution Rate	4.75%	4.75%
Par Value	¥ 3,570,000
Initial Period	8 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Issuance Date	April 2020
Category	Equity Instrument
Initial Distribution Rate	4.75%	4.75%
Par Value	¥ 930,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
Bond E
Disclosure of information about other equity instruments [line items]
Issuance Date	April 2020
Category	Equity Instrument
Initial Distribution Rate	3.09%	3.09%
Issue Price	¥ 100
Number	25,000,000	25,000,000
Par Value	¥ 2,500,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2020 medium-term notes (2nd)
Disclosure of information about other equity instruments [line items]
Issuance Date	June 2020
Category	Equity Instrument
Initial Distribution Rate	3.60%	3.60%
Issue Price	¥ 100
Number	35,000,000	35,000,000
Par Value	¥ 3,500,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2020 medium-term notes (3rd)
Disclosure of information about other equity instruments [line items]
Issuance Date	August 2020
Category	Equity Instrument
Initial Distribution Rate	3.99%	3.99%
Issue Price	¥ 100
Number	20,000,000	20,000,000
Par Value	¥ 2,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
PICC Financing Plan (4th)
Disclosure of information about other equity instruments [line items]
Issuance Date	August 2020
Category	Equity Instrument
Initial Distribution Rate	4.60%	4.60%
Par Value	¥ 3,000,000
Initial Period	10 years
Conversion Condition	None
Conversion Result	None
Bond F
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2020
Category	Equity Instrument
Initial Distribution Rate	4.38%	4.38%
Issue Price	¥ 100
Number	30,000,000	30,000,000
Par Value	¥ 3,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None
2020 medium-term notes (4th)
Disclosure of information about other equity instruments [line items]
Issuance Date	September 2020
Category	Equity Instrument
Initial Distribution Rate	4.40%	4.40%
Issue Price	¥ 100
Number	10,000,000	10,000,000
Par Value	¥ 1,000,000
Initial Period	3 years
Conversion Condition	None
Conversion Result	None